February 12, 1996


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

RE:     Compass Capital Group
        File No.  811-5435

Ladies and Gentlemen:

Please accept for filing the enclosed Post-Effective Amendment No. 16 (the "Amendment") to the Registration Statement (File Nos. 33-19416; 811-5435) on Form N-1A of The Compass Capital Group (the "Registrant") under the Securities Act of 1933 and the Investment Company Act of 1940. The $100 filing has been previously wired to the Commission.

The Amendment is being filed for the sole purpose of registering shares pursuant to Rule 24e-2 under the Investment Company Act of 1940.

Please be advised that the Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933 and that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of the Rule. It is proposed that this Amendment shall become effective upon filing.

Please call John H. Grady, Jr., Esq. At 202-467-7087 with any questions or comments.

Sincerely,

/s/ John H. Grady, Jr.
John H. Grady, Jr.






                                                            FILE NO. 33-19416
                                                            FILE NO. 811-5435

                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-1A
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                   POST-EFFECTIVE AMENDMENT NO. 16
                                   and
 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 17

                        THE COMPASS CAPITAL GROUP
           (Exact Name of Registrant as Specified in Charter)

                       680 East Swedesford Road
                       Wayne, Pennsylvania 19087
               (Address of Principal Executive Offices)

    Registrant's Telephone Number, including Area Code:(800)342-5734

                           Mr. David G. Lee
                      The Compass Capital Group
                      680 East Swedesford Road
                      Wayne, Pennsylvania 19087
               (Name and Address of Agent for Service)

                               Copy to:
                      Richard W. Grant, Esquire
                       Morgan, Lewis & Bockius
                        2000 One Logan Square
                   Philadelphia, Pennsylvania 19103

   CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

   Title of     Amount           Proposed     Proposed        Amount of
   Securities   Being            Maximum     Maximum       Registration
   Being        Registered       Offering     Aggregate        Fee (1)
   Registered                    Price/Unit     Offering
                                                      Price
   Shares of
   Beneficial
   Interest     $2,132,065,613   NAV          $2,132,065,613  $100

(1) Registrant had actual aggregate redemptions of $4,714,731,989 for its fiscal year ended January 31, 1996; has used $2,582,666,376 of available redemptions for reductions pursuant to Rule 24f-2(c) under the 1940 Act and has previously used no available redemptions for reductions pursuant to Rule 24 e-2(a) of the 1940 Act during the current year. Registrant elects to use redemptions in the aggregate amount of $2,132,065,613 for reductions in its current amendment.

It is proposed that this filing will become effective (check appropriate box):

[X]   Immediately upon filing pursuant to paragraph (b), or
[ ]   On (date) pursuant to paragraph (b), or
[ ]   60 days after filing pursuant to paragraph (a), or
[ ]   75 days after filing pursuant to paragraph (a), or
[ ]   On (date) pursuant to paragraph (a) of Rule 485.

     DECLARATION PURSUANT TO RULE 24f-2: Pursuant to Rule 24f-2 under the Investment Company Act of 1940 the Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ending January 31, 1996 was filed on February 12, 1996.






February 12, 1996

The Compass Capital Group
680 East Swedesford Road
Wayne, Pennsylvania  19087

Ladies and Gentlemen:

We are furnishing this opinion with respect to the proposed offer and sale of shares of beneficial interest, $.00001 par value, in the aggregate amount of $2,132,065,613 (the "Shares") of The Compass Capital Group (the "Trust"), a Massachusetts business trust, registered pursuant to Rule 24e-2 under the Securities Act of 1933 by a Registration Statement on Form N-1A (File No. 33-19416) as amended from time to time (the "Registration Statement").

We have acted as counsel to the Trust since 1992, and we are familiar with the actions taken by its Trustees to authorize the issuance of the Shares. We have reviewed the Declaration of Trust, the By-laws, and the minute books of the Trust, and such other certificates, documents and opinions of counsel as we deem necessary for the purpose of this opinion.


In our review we have assumed the genuineness of all signatures, the authenticity and completeness of all documents purporting to be originals (whether reviewed by us in original or in copy form), and the conformity to the originals of all documents purporting to be copies.

We have assumed the appropriate action will be taken to register or qualify the sale of the Shares under any applicable state laws regulating sales and offerings of securities.

Based upon the foregoing, we are of the opinion that:

1. The Trust is a business trust validly existing under the laws of the Commonwealth of Massachusetts. The Trust is authorized under its Declaration of Trust to issue an unlimited number of Shares in series representing interests in the Trust's Small Company Fund, Growth Fund, Equity Income Fund, Balanced Fund, International Equity Fund, Fixed Income, Municipal Bond Fund, New Jersey Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Cash Reserve Fund, U.S. Treasury Fund, Municipal Money Fund, New Jersey Municipal Money Fund and Pennsylvania Municipal Money Fund, and in such other series as the Trustees may hereafter duly authorize.

2. Upon the issuance of any Shares of any of the series or classes of the Trust for payment therefor as described in, and in accordance with the Registration Statement and the Declaration of Trust and By-laws of the Trust, the Shares so issued will be validly issued, fully paid and non-assessable, except that, as set forth in the Registration Statement, shareholders of the Shares of the Trust may under certain circumstances be held personally liable for its obligations.

This opinion is intended only for your use in connection with the offering of Shares and may not be relied upon by any other person.

We hereby consent to the inclusion of this opinion as an exhibit to the Trust's Registration Statement to be filed with the Securities and Exchange Commission.


                                              Very truly yours,


                                              /s/ Morgan, Lewis & Bockius,
L.L.P.
                                              Morgan, Lewis & Bockius, L.L.P.

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule No. 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Wayne, Commonwealth of Pennsylvania, on the 8th day of February, 1996.

                           THE COMPASS CAPITAL GROUP


                          /s/ David G. Lee
                          David G. Lee, President and Chief Executive Officer

ATTEST:

/s/ Jeffrey A. Cohen
Jeffrey A. Cohen, Controller


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ David G. Lee
President and Chief Executive Officer                       February 8, 1996
David G. Lee


Controller and Chief Financial Officer                      February 8, 1996
Jeffrey A. Cohen


Trustee                                                           February 8,
1996
Raymond J. Clark*


Trustee                                                           February 8,
1996
Donald Drakeman*


Trustee                                                           February 8,
1996
Harold E. Kennedy*


Trustee                                                     February 8, 1996
Robert A. Nesher*


Trustee                                                     February 8, 1996
Thomas B. Toohey*


Trustee                                                     February 8, 1996
James McNamee


*By: /s/ David G. Lee
       David G. Lee, Attorney-in-fact



THE COMPASS CAPITAL GROUP

POWER OF ATTORNEY


     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of The Compass Capital Group (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints David G. Lee, Theresa M. Messina and Carmen V. Romeo, and each of them singly, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him or her and in his or her name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to the Trust's
Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in- fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

   IN WITNESS WHEREOF, the undersigned has hereunto set his or her hand and seal as of the date set forth below.

/s/ Raymond J. Clark
Raymond J. Clark



THE COMPASS CAPITAL GROUP

POWER OF ATTORNEY


     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of The Compass Capital Group (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints David G. Lee, Theresa M. Messina and Carmen V.
Romeo, and each of them singly, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him or her and in his or her name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to the Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

   IN WITNESS WHEREOF, the undersigned has hereunto set his or her hand and seal as of the date set forth below.

/s/ Donald Drakeman
Donald Drakeman
Trustee




THE COMPASS CAPITAL GROUP

POWER OF ATTORNEY


     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of The Compass Capital Group (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints David G. Lee, Theresa M. Messina and Carmen V. Romeo, and each of them singly, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him or her and in his or her name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to the Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, each such
Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

   IN WITNESS WHEREOF, the undersigned has hereunto set his or her hand and seal as of the date set forth below.


/s/ Harold E. Kennedy
Harold E. Kennedy
Trustee



THE COMPASS CAPITAL GROUP

POWER OF ATTORNEY


     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of The Compass Capital Group (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints David G. Lee, Theresa M. Messina and Carmen V.
Romeo, and each of them singly, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him or her and in his or her name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to the Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

   IN WITNESS WHEREOF, the undersigned has hereunto set his or her hand and seal as of the date set forth below.


/s/ Robert A. Nesher
Robert A. Nesher
Trustee





THE COMPASS CAPITAL GROUP

POWER OF ATTORNEY


     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of The Compass Capital Group (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints David G. Lee, Theresa M. Messina and Carmen V. Romeo, and each of them singly, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him or her and in his or her name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to the Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

   IN WITNESS WHEREOF, the undersigned has hereunto set his or her hand and seal as of the date set forth below.


/s/ Thomas B. Toohey
Thomas B. Toohey
Trustee